Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expenses			$ 98,238		$ 105,982	$ 110,032
Impairment for property, plant, and equipment					43,800	2,066,958
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment for property, plant, and equipment	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0